[FRONT COVER]


                                                   [PIONEER Investments(R) LOGO]


Pioneer Variable Contracts Trust

Pioneer Emerging Markets VCT Portfolio -- Class II Shares




                                                               ANNUAL REPORT


                                                               December 31, 2000

                                               PIONEER VARIABLE CONTRACTS TRUST
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--------------------------------------------------------------------------------

Table of Contents

Pioneer Emerging Markets VCT Portfolio

 Portfolio and Performance Update              2

 Portfolio Management Discussion               3

Schedule of Investments

 Pioneer Emerging Markets VCT Portfolio        4

Financial Statements                           9

Notes to Financial Statements                 13

Report of Independent Public Accountants      16

Results of Shareowner Meeting                 17

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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PORTFOLIO AND PERFORMANCE UPDATE 12/31/00
--------------------------------------------------------------------------------

Sector Distribution
(As a percentage of equity holdings)

[Start Pie Chart]

Communication Services       25%
Financial                    25%
Consumer Staples             11%
Technology                    9%
Other                        11%
Basic Materials               6%
Consumer Cyclicals            6%
Utilities                     4%
Energy                        4%

[End Pie Chart]

Geographical Distribution
(As a percentage of equity holdings)

[Start Pie Chart]

Other                       25%
Brazil                      14%
South Korea                 10%
Mexico                      10%
India                       12%
Taiwan                       7%
South Africa                 6%
Hong Kong                    6%
Malaysia                     4%
Greece                       3%
Thailand                     3%

[End Pie Chart]

Five Largest Holdings
(As a percentage of equity holdings)

----------------------------------------
  1. Korea Electric Power Corp.    2.03%
----------------------------------------
  2. SK Telecom Co., Ltd.          1.98
----------------------------------------
  3. China Mobile Ltd.             1.84
----------------------------------------
  4. Carso Global Telecom          1.77
----------------------------------------
  5. Grupo Televisa S.A. ADR       1.59
----------------------------------------

Holdings will vary for other periods.

--------------------------------------------------------------------------------
Prices and Distributions -- Class II Shares

                            12/31/00   5/1/00
Net Asset Value per Share   $ 12.08    $ 18.02

Distributions per Share  Income      Short-Term      Long-Term
(5/1/00 - 12/31/00)      Dividends   Capital Gains   Capital Gains
                         $ -         $ -             $ 0.331

--------------------------------------------------------------------------------
Performance of a $10,000 Investment -- Class II Shares

The following chart shows the value of an investment made in Pioneer Emerging Markets VCT Portfolio at net asset value, compared to the growth of MSCI Emerging Markets Free Index. Portfolio returns do not reflect any applicable insurance fees or surrender charges.

[Start Line Chart]

                                                     MSCI
                        Pioneer Emerging           Emerging
                            Markets                Markets
                         VCT Portfolio*           Free Index
 5/31/2000                 $10,000                  $10,000
 6/30/2000                  10,654                   10,352
                             9,883                    9,820
 8/31/2000                  10,033                    9,868
                             8,823                    9,007
10/31/2000                   8,064                    8,354
                             7,318                    7,623
12/31/2000                   7,575                    7,807

[End Line Chart]

Index comparison begins 5/1/00. The
Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index is
an unmanaged, capitalization-weighted
measure of 1,009 securities trading in
26 emerging markets; it reflects only
those securities available to foreign
investors. Index returns are calculated
monthly, assume reinvestment of divi-
dends and, unlike Portfolio returns,
do not reflect any fees or expenses.
You cannot invest directly in the
Index.

[Start Side Bar}

Class II Shares
Cumulative
Total Return
(As of December 31, 2000)
----------------------------
Net Asset Value*
----------------------------

Period
Life-of-Class    -31.65%
(5/1/00)

All total returns shown assume reinvestment of distributions at net asset value.

* Reflects Portfolio performance only. Does not reflect any applicable insurance fees or surrender charges.

Portfolio performance does not reflect any contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

[End Side Bar]


2 Past performance does not guarantee future results. Return and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/00
--------------------------------------------------------------------------------

[Start Side Bar]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer
Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

[End Side Bar]

In the following interview, Mark Madden, the portfolio manager of Pioneer Emerging Markets VCT Portfolio, discusses the recent market environment and the Portfolio's performance during the abbreviated seven-month period ended December 31, 2000. The Portfolio's Class II Shares were first publicly offered on May 1, 2000.

Q:  How did the Portfolio perform?

A: For the seven months ended December 31, 2000, the Portfolio's Class II returned -31.65% at net asset value. In comparison, the MSCI Emerging Market Free Index fell 30.61% for the same period.

Q:  What factors influenced emerging markets performance during the period?

A: Despite continued fundamental improvements in many developing countries, most emerging markets lost ground in 2000. The most significant cause for the decline was weakening global growth, which was due in part to rising energy prices and increases in short-term interest rates in the United States. Political uncertainty also contributed to equity market weakness in some countries, as elections approached or new leadership assumed power.

    Heading into 2001, we believe that equity prices in the emerging markets already reflect many of these risks. In Asia, valuations in some cases have approached levels last seen during the worst of the Asian crisis of 1998. In our view, this market reaction is an opportunity to buy stocks at attractive prices. We feel that the market does not accurately reflect the substantial progress that many emerging market companies, economies, and financial systems have made during the last two years. We believe that our rigorous, research-driven approach - which is designed to identify companies with strong long-term growth prospects, proven managerial teams, and attractive valuations - will help us take advantage of these trends.

Q: Where are you finding attractive investment opportunities in the emerging markets?

A: We are cautious, given the questions surrounding the sustainability of demand in the U.S. economy. We believe that U.S. imports will slow in the near term, so we have reduced the Portfolio's exposure to companies that derive significant revenues from U.S. sales. In our view, there are better opportunities available in companies that derive revenues from the domestic economy of their home country. In Asia, for example, local demand is just beginning to recover following the crisis of 1997-8. Moreover, while profit margins may have peaked in the U.S., we are looking for improvement in the margins and earnings of Asian companies in the financial, consumer, and telecommunication sectors.

    Meanwhile, the economies of Eastern Europe have been hurt by slow growth in Germany, but Poland, Hungary, and the Czech Republic look attractive as their governments continue to introduce market reforms that we believe will place them next in line for admission to the European Union.

    In all markets, we continue to find companies that benefit from the global trend toward outsourcing. Increasingly, multinational corporations in the United States and Europe are shifting production and services to firms in developing countries in order to reduce costs and improve efficiency. This trend is proving beneficial to many companies in Asia and Eastern Europe.

Q:  What is your outlook for the coming year?

A: In 2000, global investors became increasingly risk-averse as fears mounted over inflation, interest rates, oil prices, and growth prospects in the developed world. We believe that many of these uncertainties will ease in the coming year, especially if interest rate reductions in the U.S. spark increased domestic consumption in the emerging markets. We feel that if this indeed proves to be the case, investors will once again focus on the positive trends taking place in the emerging markets.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
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SCHEDULE OF INVESTMENTS 12/31/00
--------------------------------------------------------------------------------

Shares                                                          Value
             PREFERRED STOCKS - 6.4%
 1,280,000   Banco Itau SA                                   $   121,436
     3,300   Cemig SA (A.D.R.)                                    47,747
     7,000   Centrails Electricas Brasileiras SA*                 64,750
 1,100,000   Companhia Brasileira de Distribuciao Grupo
             Pao de Acucar                                        40,221
   700,000   Eletropaulo Metropolitana SA*                        32,311
     2,500   Embraer Aircraft Corp. (A.D.R.)                      99,375
     4,601   Tele Norte Leste Participacoes (A.D.R.)             104,960
     1,125   Telebras (A.D.R.)                                    81,984
     2,200   Telecular Sul Participoes (A.D.R.)*                  57,475
     2,930   Telemig Celular Participacoes (A.D.R.)*             174,335
     4,150   Telesp Celular Participacoes SA (A.D.R.)            112,050
                                                             -----------
             TOTAL PREFERRED STOCKS
             (Cost $860,835)                                 $   936,644
                                                             -----------
             COMMON STOCKS - 93.3%
             Basic Materials - 6.3%
             Aluminum - 0.2%
     1,500   Hindalco Industries Ltd.                        $    23,706
                                                             -----------
             Chemicals - 0.3%
     9,799   Daelim Industrial Co.                           $    36,794
                                                             -----------
             Chemicals (Speciality) - 0.4%
    47,000   Nan Ya Plastics Corp.*                          $    52,648
                                                             -----------
             Construction (Cement & Aggregates) - 1.4%
     2,900   Cemex SA (A.D.R.)*                              $    52,381
    21,400   Gujarat Ambuja Cements Ltd.                          72,479
     1,500   Siam Cement Public Co., Ltd.*                        14,170
    15,600   Siam City Cement Co., Ltd.*                          44,931
    24,000   YTL Corp. Bhd.*                                      31,200
                                                             -----------
                                                             $   215,161
                                                             -----------
             Gold & Precious Metals Mining - 0.7%
     1,675   Anglogold Ltd.                                  $    48,919
     1,900   Companhia Vale do Rio Doce (A.D.R)                   27,550
     6,990   Gold Fields Ltd.                                     23,647
                                                             -----------
                                                             $   100,116
                                                             -----------
             Iron & Steel - 1.3%
   114,000   China Steel Corp., Ltd.                         $    68,496
     5,400   Pohang Iron & Steel Co., Ltd.                        84,037
    14,400   Tata Iron & Steel Co., Ltd.                          40,133
                                                             -----------
                                                             $   192,666
                                                             -----------
             Metals Mining - 2.0%
     5,700   Comphania Vale do Rico Doce (A.D.R.)            $   140,363
     2,900   De Beers Consolidates Mines (A.D.R.)                 77,575
     5,300   KGHM Polska Miedz SA                                 33,089
   180,000   Yanzhou Coal Mining                                  49,617
                                                             -----------
                                                             $   300,644
                                                             -----------
             Total Basic Materials                           $   921,735
                                                             -----------
             Capital Goods - 2.1%
             Containers (Metal & Glass) - 0.2%
    30,000   Cosco Pacific Ltd.*                             $    23,270
                                                             -----------

Shares                                                          Value
             Electrical Equipment - 0.2%
    10,000   Bharat Heavy Electricals Ltd.                   $    34,543
                                                             -----------
             Engineering & Construction - 0.1%
    23,000   United Engineers Bhd.*                          $    17,553
                                                             -----------
             Manufacturing (Diversified) - 0.9%
    40,000   China Resources Enterprise Ltd.*                $    51,028
   200,000   Glorious Sun Enterprise Ltd.                         28,719
     7,700   Grasim Industries Ltd.*                              47,655
                                                             -----------
                                                             $   127,402
                                                             -----------
             Trucks & Parts - 0.7%
    25,775   Escorts Ltd.                                    $    74,487
     8,450   Larsen & Tourbo Ltd.                                 35,417
                                                             -----------
                                                             $   109,904
                                                             -----------
             Total Capital Goods                             $   312,672
                                                             -----------
             Communication Services - 25.3%
             Cellular/Wireless Telecommunications - 8.5%
     5,800   Advanced Information Service, Plc.              $    48,111
     2,000   Advanced Service Co., Ltd.                           19,355
    49,500   China Mobile Ltd.*                                  270,357
     9,652   Grupo Iusacell SA (Series V) (A.D.R.)*               94,107
     1,200   Himachal Futuristic Communications, Ltd.*            32,828
     1,200   Mobile Telesystems*                                  28,800
     6,500   Mobinil Ltd.*                                       126,491
    12,337   SK Telecom Co., Ltd.                                290,691
    40,000   Smartone Telecommunications                          57,695
    69,000   Technology Resources Industries Bhd.                 41,945
     2,500   Tele Norte Celular Particpacoes SA (A.D.R.)          84,375
    11,800   Total Access Communication Public Co. Ltd.*          31,742
   106,400   United Communication Industry Public
             Co., Ltd.*                                           85,806
     1,900   Vimpel Communications (A.D.R.)*                      28,263
                                                             -----------
                                                             $ 1,240,566
                                                             -----------
             Telecommunications (Long Distance) - 0.8%
   360,075   Celular CRT Particpacoes SA*                    $   116,332
                                                             -----------
             Telephone - 16.0%
    11,100   Bezeq Israeli Telecommunications Corp., Ltd.    $    59,570
     1,100   Brasil Telecom Participacoes SA                      64,900
   135,672   Carso Global Telecom*                               259,633
     8,800   Compania Anonima Nacional Telefonos de
             Venezuela (A.D.R.)                                  166,650
     5,700   Compania de Telephonos de Chile SA
             (A.D.R.)*                                            75,169
     7,500   Embratel Participacoes (A.D.R.)*                    117,656
     9,901   Hellenic Telecommunication Organization
             SA                                                  147,737
     4,800   Korea Telecom Corp.                                 148,800
     1,400   Korea Telecom Corp. (A.D.R.)                         74,150
     7,900   Mahanagar Telephone Nigam Ltd.                       30,319
     6,250   Matav (A.D.R.)                                      127,734
     6,400   Philippine Long Distance Telephone Co.
             (A.D.R.)                                            114,000
    19,800   PT Indosat Indonesian Satellite Corp.
             (A.D.R.) (Local Shares)                             181,913

4   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                         Value
             Telephone - (continued)
     6,700   Rostelocom (A.D.R.)*                           $    34,756
    12,300   Tele Centro Oeste Celular Participacoes SA
               (A.D.R.)*                                        119,156
     5,000   Telefonos de Mexico SA (L Shares) (A.D.R.)         225,625
     8,200   Telecom Argentina Stet-France Telecom SA
               (A.D.R.)*                                        128,638
    84,500   TelecomAsia Corp. Public Co., Ltd.*                 34,559
     8,400   Telekomunikacja Poliska SA                          56,102
    34,040   Telekomunik Indonesia SP (A.D.R.)                  140,415
     3,775   Videsh Sanchar Nigam Ltd. (G.D.R.) (144A)*          47,189
                                                            -----------
                                                            $ 2,354,671
                                                            -----------
             Total Communication Services                   $ 3,711,569
                                                            -----------
             Consumer Cyclicals - 4.6%
             Auto Parts & Equipment - 0.4%
    19,000   Cycle & Carriage Co.                           $    36,420
     1,600   Halla Climate Control Co.                           25,107
                                                            -----------
                                                            $    61,527
                                                            -----------
             Automobiles - 0.8%
 1,265,000   Koc Holdings AS                                $    53,786
    13,800   Mahindra & Mahindra Ltd.                            42,090
   130,200   PT Astra International Tbk*                         26,915
                                                            -----------
                                                            $   122,791
                                                            -----------
             Building Materials - 0.3%
     5,000   Suez Cement Co. (G.D.R.) (144A)*               $    43,875
                                                            -----------
             Household Furniture & Appliances - 0.1%
 5,075,000   Vestel Elektronik Sanayi Ve Ticaret AS*        $    18,739
                                                            -----------
             Leisure Time (Products) - 0.5%
     2,100   Hero Honda Motors, Ltd.*                       $    39,317
     8,500   TVS Suzuki, Ltd.*                                   26,558
                                                            -----------
                                                            $    65,875
                                                            -----------
             Lodging (Hotels) - 0.5%
    24,000   Resorts World Bhd.*                            $    38,211
     5,550   The Indian Hotels Co., Ltd. (G.D.R.) (144A)         27,611
                                                            -----------
                                                            $    65,822
                                                            -----------
             Publishing (Newspapers) - 0.5%
    18,750   Naspers, Ltd.                                  $    76,194
                                                            -----------
             Retail (Department Stores) - 0.2%
       950   Shinsegae Department Store Co.                 $    33,870
                                                            -----------
             Retail (Discounters) - 0.3%
    26,815   Walmart De Mexico SA de CV (Series C)*         $    49,363
                                                            -----------
             Retail (Specialty-Apparel) - 0.3%
    11,600   Edgars Consolidated Stores Ltd.                $    38,324
                                                            -----------
             Services (Advertising/Marketing) - 0.5%
       950   Cheil Communications Inc.                      $    46,561
     1,050   LG AD, Inc.                                         24,403
                                                            -----------
                                                            $    70,964
                                                            -----------
             Textiles (Home Furnishings) - 0.2%
    34,720   Far Eastern Textile Ltd.                       $    24,530
                                                            -----------
             Total Consumer Cyclicals                       $   671,874
                                                            -----------

Shares                                                         Value
             Consumer Staples - 11.1%
             Beverages (Alcoholic) - 1.2%
     3,200   Companhia De Bebidas (A.D.R.)*                 $    82,400
    13,300   South African Breweries Plc                         93,506
                                                            -----------
                                                            $   175,906
                                                            -----------
             Beverages (Non-Alcoholic) - 0.9%
     1,800   Coca-Cola SA de CV (A.D.R.)                    $    40,275
     4,000   Embotelladors Andina SA (A.D.R.)                    48,000
     1,600   Fomento Economico Mexicano, SA de CV*               47,800
                                                            -----------
                                                            $   136,075
                                                            -----------
             Broadcasting (Television/Radio/Cable) - 4.5%
   162,000   ABS-CBN Broadcasting Corp. (A.D.R.)*           $   158,760
 1,315,000   Benpres Holdings Corp.*                             76,270
     7,150   Globo Cabo SA (A.D.R.)*                             80,438
    14,305   Grupo Radio Centro SA de CV (A.D.R.)               112,652
     5,223   Grupo Televisa SA (G.D.R.)*                        234,762
       600   MIH Holdings Ltd.*                                   1,415
                                                            -----------
                                                            $   664,297
                                                            -----------
             Distributors (Food & Health) - 0.4%
    23,500   Kimbererly-Clark de Mexico SA de CV            $    65,013
                                                            -----------
             Entertainment - 0.8%
    12,479   Corporacion Interamericana de
               Entretenimiento SA (Series B)*               $    51,266
    31,100   Tanjong Public Co., Ltd.                            58,517
                                                            -----------
                                                            $   109,783
                                                            -----------
             Foods - 1.3%
     2,180   Cheil Jedang Corp.                             $    52,561
     4,000   Nestle Bhd.*                                        22,105
    48,000   President Enterprises Corp.                         31,884
   534,000   PT Indofood Sukses Makmur Tbk*                      42,775
     4,000   Tiger Brands Ltd.*                                  34,360
                                                            -----------
                                                            $   183,685
                                                            -----------
             Household Products (Non-Durables) - 0.4%
 3,465,000   Arcelik A.S.                                   $    59,447
                                                            -----------
             Restaurants - 0.7%
    86,400   Kentucky Fried Chicken Bhd.                    $    95,495
                                                            -----------
             Retail Stores (Food Chains) - 0.6%
   144,047   Metro Cash and Carry Ltd.*                     $    19,607
   225,000   Migros Turk T.A.S.                                  28,868
    17,008   President Chain Store Corp.                         44,677
                                                            -----------
                                                            $    93,152
                                                            -----------
             Tobacco - 0.3%
     3,000   British American Tabacco Bhd.*                 $    27,632
    13,000   PT Hanjaya Mandala Sampoerna Tbk*                   20,021
                                                            -----------
                                                            $    47,653
                                                            -----------
             Total Consumer Staples                         $ 1,630,506
                                                            -----------
             Energy - 3.7%
             Oil (International Integrated) - 2.2%
     7,400   Petroleo Brasileiro SA*                        $   186,850
   592,000   Sinopec Zhenhai Refining and Chemical
               Company Ltd.                                      80,454

 The accompanying notes are an integral part of these financial statements.    5

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/00                                     (continued)
--------------------------------------------------------------------------------

Shares                                                        Value
             Oil (International Integrated) - (continued)
     5,100   Surgutneftegaz (A.D.R.)                       $    52,275
                                                           -----------
                                                           $   319,579
                                                           -----------
             Oil & Gas (Exploration/Production) - 0.9%
     1,780   Lukoil Holding (A.D.R.)                       $    64,748
     4,100   Mol Magyar Olaj*                                   69,370
                                                           -----------
                                                           $   134,118
                                                           -----------
             Oil & Gas (Refining & Marketing) - 0.6%
     7,700   Bharat Petroleum Ltd.                         $    20,034
    10,535   Hindustan Petroleum Corp., Ltd. (New
               Shares)*                                         31,370
     3,500   Polski Koncern Nafto (G.D.R.)*                     38,938
                                                           -----------
                                                           $    90,342
                                                           -----------
             Total Energy                                  $   544,039
                                                           -----------
             Financial - 25.4%
             Banks (Major Regional) - 12.1%
 3,594,000   Akbank T.A.S.                                 $    22,788
    11,320   Banco Bradesco SA                                  81,363
     2,200   Banco Frances Del Rio Plata SA (A.D.R.)            46,200
     6,700   Banco Ganadero SA (A.D.R.)                         20,938
     3,950   Banco Santander Chile (A.D.R.)*                    59,744
    34,900   Bangkok Bank Ltd.                                  27,743
    27,600   Bank of Philippine Islands                         32,016
       900   Commercial Bank of Greece                          43,921
     4,800   Commercial International Bank                      43,805
     4,800   Credicorp Ltd.                                     28,800
    15,000   Development Bank of Singapore Ltd.                169,746
    87,360   Grupo Financiero Banamex Accival
               (Class O)*                                      143,556
     7,900   Grupo Financiero Galicia (A.D.R.)*                117,019
     3,732   H&CB                                               41,980
     4,491   Kookmin Bank                                       52,898
    15,800   Malayan Banking Bhd.                               56,132
     4,400   MISR International*                                22,330
     3,400   National Bank of Greece SA                        130,135
   481,800   National Finance Public Co., Ltd.*                 61,058
     1,000   OTP Bank (G.D.R.)*                                 56,221
     5,700   Powszechny Bank Kredy*                            146,207
     4,425   Shinhan Bank                                       36,379
     8,110   Standard Bank Investment Corporation Ltd.*         32,689
     3,700   State Bank of India Ltd.                           15,250
 5,402,000   Turkiye Garanti Bankasi*                           30,222
     3,880   Uniao de Bancos Brasileiros SA (G.D.R.)           114,218
    27,000   Wing Hang Bank Ltd.                                97,619
 9,950,610   Yapi Ve Kredi Bankasi SA                           51,215
                                                           -----------
                                                           $ 1,782,192
                                                           -----------
             Banks (Money Center) - 2.3%
    15,000   Bank Hapoalim Ltd.                            $    43,514
    19,200   Bank Leumi Le-Israel                               44,492
     3,900   EFG Euroban Ergasias                               75,281
    72,000   PT Lippo Bank Tbk (Certificate of
               Entitlement)*                                          -
 8,279,800   Turkeiy Is Bankasi                                135,876

Shares                                                         Value
             Banks (Money Center) - (continued)
    54,000   United World Chinese Commercial Bank          $    39,130
                                                           -----------
                                                           $   338,293
                                                           -----------
             Banks (Regional) - 1.0%
     2,200   Alpha Bank SA                                 $    76,082
    22,300   Commerce Asset Holdings Bhd.                       47,828
     4,100   ICICI Bank Ltd., (A.D.R.)*                         26,138
                                                           -----------
                                                           $   150,048
                                                           -----------
             Consumer Finance - 0.6%
   128,900   African Bank Investments, Ltd.*               $    91,135
                                                           -----------
             Financial (Diversified) - 5.7%
    13,980   ABSA Group Ltd.                               $    52,838
    25,200   Bank Of East Asia                                  65,103
     1,000   Chang Hwa Commercial Bank*                            407
     7,700   Citic Pacific Ltd.*                                27,296
    44,450   FirstRand Ltd.*                                    49,343
    23,000   Great Eagle Holdings Ltd.                          39,072
    35,400   Grupo Financiero Inbursa*                         135,488
    11,000   Henderson Land Development                         55,989
     7,900   Housing Development Finance Corp. Ltd.             91,701
     2,500   ICICI Ltd. (A.D.R.)*                               26,250
     8,067   Imperial Holdings Ltd.*                            64,287
     3,500   ITC Ltd.*                                          67,225
    28,500   Kerry Properties Ltd.                              38,366
    52,000   New World Development Co., Ltd.*                   63,002
   523,000   SM Prime Holdings, Inc.                            60,668
                                                           -----------
                                                           $   837,035
                                                           -----------
             Insurance (Life/Health) - 0.2%
     3,660   Liberty Group Ltd.*                           $    32,648
                                                           -----------
             Insurance (Multi-Line) - 0.2%
 1,523,000   Aksigorta AS                                  $    22,494
                                                           -----------
             Insurance (Property/Casualty) - 1.2%
    97,240   Cathay Life Insurance Co., Ltd.               $   170,287
                                                           -----------
             Investment Banking/Brokerage - 0.6%
    15,000   Arab Malay Merchant Bank Bhd.                 $    13,500
     1,140   Investec Group Ltd.                                37,965
    12,110   Old Mutual Plc*                                    30,195
                                                           -----------
                                                           $    81,660
                                                           -----------
             Investment Management - 1.2%
   113,000   China Development Industrial*                 $    81,884
     2,440   Coronation Holdings Ltd.                           33,728
 3,693,000   Haci Omer Sabanci Holding AS                       31,955
     1,490   Nedcor Ltd.*                                       33,671
                                                           -----------
                                                           $   181,238
                                                           -----------
             Real Estate - 0.3%
   150,400   New World China Land Ltd.                     $    42,422
                                                           -----------
             Total Financial                               $ 3,729,452
                                                           -----------
             Healthcare - 1.1%
             Biotechnology - 0.3%
     1,850   Dr. Reddy's Laboratories Ltd.                 $    50,439
                                                           -----------

6  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                       Value
           Healthcare (Drugs/Major Pharmaceuticals) - 0.8%
   4,600   E Merck (India) Ltd.                           $    42,630
   2,800   Hoechst Marion Roussel Ltd.                         28,999
   3,400   Sun Pharmaceutical Industries, Ltd.*                39,204
                                                          -----------
                                                          $   110,833
                                                          -----------
           Total Healthcare                               $   161,272
                                                          -----------
           Technology - 9.0%
           Communications Equipment - 0.5%
  33,000   China Unicom Ltd.*                             $    50,560
      47   Insung Information                                     118
   1,350   Nice Systems Ltd. (A.D.R.)*                         27,084
                                                          -----------
                                                          $    77,762
                                                          -----------
           Computers (Hardware) - 1.6%
  58,250   Acer Co.                                       $    26,557
  24,000   Compal Electronics                                  32,536
   1,400   Samsung Electronics                                174,862
                                                          -----------
                                                          $   233,955
                                                          -----------
           Computers (Peripherals) - 0.2%
      39   Daou Technology, Inc.*                         $        83
 163,900   Grupo Dataflux SA de CV*                            23,012
                                                          -----------
                                                          $    23,095
                                                          -----------
           Computers (Software & Services) - 2.4%
     580   Check Point Software Technologies Ltd.*        $    77,466
  37,000   Idion Technology Holdings, Ltd.*                    37,895
   1,000   Infosys Technology, Ltd.                           122,227
  41,100   Ixchange Technology Holdings Ltd.*                  22,269
   1,700   Mastek Ltd.                                          8,589
   1,400   NITT, Ltd.                                          46,787
  48,000   Softline, Ltd.*                                     11,545
     600   Wipro Ltd. (A.D.R.)*                                30,075
                                                          -----------
                                                          $   356,853
                                                          -----------
           Equipment (Semiconductor) - 0.1%
     500   Orbotech Ltd.*                                 $    18,656
                                                          -----------
           Electronics (Component Distributors) - 0.6%
   9,360   Asustek Computer, Inc.                         $    28,120
   3,073   L.G. Electronics Inc.                               29,030
     700   Samsung Disply Devices                              26,008
     800   Samsung SDI Co. (G.D.R.)*                            8,520
                                                          -----------
                                                          $    91,678
                                                          -----------
           Electronics (Instrumentation) - 0.3%
  12,500   Elec & Eltek International Co., Ltd.           $    37,750
                                                          -----------
           Electronics (Semiconductors) - 2.7%
  25,375   Advanced Semiconductor Engineering Inc.*       $    17,315
  12,000   Hon Hai Precision Industry                          60,870
   7,300   Hyundai Electronics Industries Co.*                 23,227
   7,050   Siliconware Precision Industries Co., Ltd.*         17,625
  54,640   Taiwan Semiconductor Manufacturing Co.*            131,156
  78,500   United Microelectronic Corp., Ltd.*                114,005
   3,000   Winbond Electronics Corp. (G.D.R.)*                 28,125
                                                          -----------
                                                          $   392,323
                                                          -----------

Shares                                                       Value
           Services (Data Processing) - 0.6%
  12,400   Shinawatra Computer Co., Plc.                  $    45,714
  54,000   Singapore Exchange Ltd.*                            40,531
                                                          -----------
                                                          $    86,245
                                                          -----------
           Total Technology                               $ 1,318,317
                                                          -----------
           Transportation - 0.8%
           Railroads - 0.5%
  41,000   Malaysia International Shipping Bhd.           $    66,895
                                                          -----------
           Shipping - 0.3%
  57,000   Evergreen Marine Corp.*                        $    36,830
 160,000   Far Eastern Silo & Shipping Corp.*                  20,242
                                                          -----------
                                                          $    57,072
                                                          -----------
           Total Transportation                           $   123,967
                                                          -----------
           Utilities - 3.9%
           Electric Companies - 3.2%
   2,800   Empresa Nacional Electricidad Chile
            (A.D.R.)                                      $    30,450
   2,300   Enersis S.A. (A.D.R.)*                              40,538
  16,000   Korea Electric Power Corp.                         298,498
   7,000   Korea Electric Power Corp. (A.D.R.)                 71,750
  13,800   Mosenergo (A.D.R.)*                                 35,363
                                                          -----------
                                                          $   476,599
                                                          -----------
           Natural Gas - 0.4%
   9,200   Gazprom (A.D.R.) (144A)*                       $    58,650
                                                          -----------
           Power Producers (Independent) - 0.3%
   4,560   Unified Energy System (G.D.R.) (144A)*         $    37,680
                                                          -----------
           Total Utilities                                $   572,929
                                                          -----------
           TOTAL COMMON STOCKS
           (Cost $16,917,598)                             $13,698,332
                                                          -----------
           RIGHTS/WARRANTS - 0.3%
  72,000   PT Lippo Bank, 4/15/02*                        $         -
 600,600   Siam Commercial Bank, 5/10/02*                      37,365
  32,211   TelecomAsia Public Co. Ltd., 4/3/02*                 7,904
                                                          -----------
           TOTAL WARRANTS                                 $    45,269
                                                          -----------
           (Cost $117,314)
           TOTAL INVESTMENT IN SECURITIES
           (Cost $17,895,747) (a) (b) (c)                 $14,680,245
                                                          -----------


  The accompanying notes are an integral part of these financial statements.   7

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/00                                     (continued)
--------------------------------------------------------------------------------

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2000, the value of these securities amounted to $215,005 or 1.4% of total net assets.

(a) Distribution of investments by country of issue, as percentage of total equity holdings, is as follows:

       Brazil                                13.5%
       India                                 11.9
       South Korea                           10.0
       Mexico                                 9.7
       Taiwan                                 6.5
       South Africa                           6.0
       Hong Kong                              5.8
       Malaysia                               4.3
       Philippines                            3.8
       Greece                                 3.0
       Turkey                                 2.9
       Thailand                               2.8
       Indonesia                              2.6
       Russia                                 2.2
       Argentina                              1.9
       Singapore                              1.8
       Poland                                 1.7
       Israel                                 1.7
       Chile                                  1.6
       Hungary                                1.6
       Egypt                                  1.5
       Venezuela                              1.1
       Others (Individually less than 1%)     2.1
                                            -----
                                            100.0%
                                            -----

8   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 12/31/00
--------------------------------------------------------------------------------

                                                                                         5/1/2000
                                                                                            to
CLASS II (a)                                                                            12/31/2000
Net asset value, beginning of period                                                      $  18.02
                                                                                          --------
Decrease from investment operations:
 Net investment loss                                                                      $  (0.02)
 Net realized and unrealized loss on investments and foreign currency transactions           (5.59)
                                                                                          --------
 Net decrease in net asset value                                                          $  (5.61)
                                                                                          --------
Distributions to shareowners:
 Net realized gain                                                                           (0.33)
                                                                                          --------
 Net decrease in net asset value                                                          $  (5.94)
                                                                                          --------
Net asset value, end of period                                                            $  12.08
                                                                                          --------
Total return*                                                                               (31.65)%
Ratio of net expenses to average net assets                                                   2.11%**+
Ratio of net investment loss to average net assets                                           (0.73)%**+
Portfolio turnover rate                                                                        156%
Net assets, end of period (in thousands)                                                  $  5,819
Ratios assuming no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                                 4.47%**
 Net investment loss                                                                         (3.09)%**
Ratios assuming waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                                 2.09%**
 Net investment loss                                                                         (0.71)%**

(a) Class II shares were first publicly offered May 1, 2000.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.

**  Annualized.

+   Ratios assuming no reduction for fees paid indirectly.


 The accompanying notes are an integral part of these financial statements.    9

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
BALANCE SHEET 12/31/00
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $17,895,747)                    $ 14,680,245
 Foreign currencies, at value                                                1,091,439
 Receivables -
  Investment securities sold                                                   334,321
  Fund shares sold                                                              37,925
  Dividends, interest and foreign taxes withheld                                28,195
  Forward foreign currency settlement contracts, net                               116
  Pioneer Investment Management, Inc.                                           51,845
 Other                                                                           6,176
                                                                          ------------
   Total assets                                                           $ 16,230,262
                                                                          ------------
LIABILITIES:
 Payables -
  Investment securities purchased                                         $    295,650
  Fund shares repurchased                                                       14,125
 Due to bank                                                                   622,563
 Due to affiliates                                                               5,498
 Accrued expenses                                                               28,034
                                                                          ------------
   Total liabilities                                                      $    965,870
                                                                          ------------
NET ASSETS:
 Paid-in capital                                                          $ 22,445,606
 Accumulated net investment loss                                                (4,126)
 Accumulated undistributed net realized loss on investments and
  foreign currency transactions                                             (3,970,897)
 Net unrealized loss on investments                                         (3,215,502)
 Net unrealized gain on foreign currency contracts and other assets and
  liabilities denominated in foreign currencies                                  9,311
                                                                          ------------
   Total net assets                                                       $ 15,264,392
                                                                          ------------
NET ASSET VALUE PER SHARE:
  (Unlimited number of shares authorized)
   Class I (Based on 9,445,691/780,449 shares)                            $      12.10
                                                                          ------------
   Class II (Based on 5,818,701/481,521 shares)                           $      12.08
                                                                          ------------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/00

INVESTMENT INCOME:
 Dividends (net of foreign taxes withheld of $15,980)                                   $    155,451
 Interest (net of foreign taxes withheld of $1,545)                                           60,107
                                                                                        ------------
   Total investment income                                                                               $    215,558
                                                                                                         ------------
EXPENSES:
 Management fees                                                                        $    207,650
 Transfer agent fees                                                                             742
 Distribution fees (Class II)                                                                  3,392
 Administrative fees                                                                          31,532
 Custodian fees                                                                              164,894
 Professional fees                                                                            38,765
 Printing                                                                                     10,574
 Fees and expenses of nonaffiliated trustees                                                     507
 Miscellaneous                                                                                 5,319
                                                                                        ------------
  Total expenses                                                                                         $    463,375
  Less management fees waived by Pioneer Investment Management, Inc.                                         (140,537)
  Less fees paid indirectly                                                                                    (2,828)
                                                                                                         ------------
  Net expenses                                                                                           $    320,010
                                                                                                         ------------
   Net investment loss                                                                                   $   (104,452)
                                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS:
 Net realized gain (loss) from:
  Investments (net of capital gains taxes paid $47,798)                                 $ (4,002,591)
  Futures contracts
  Forward foreign currency contracts and other assets and liabilities denominated in
   foreign currencies                                                                        (47,744)    $ (4,050,335)
                                                                                        ------------     ------------
 Change in net unrealized gain (loss) from:
  Investments                                                                           $ (5,249,212)
  Forward foreign currency contracts and other assets and liabilities denominated in
   foreign currencies                                                                          8,187     $ (5,241,025)
                                                                                        ------------     ------------
  Net gain on investments and foreign currency transactions                                              $ (9,291,360)
                                                                                                         ------------
  Net decrease in net assets resulting from operations                                                   $ (9,395,812)
                                                                                                         ------------


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Emerging Markets VCT Portfolio          PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              Year            Year
                                                                                              Ended          Ended
                                                                                            12/31/00        12/31/99
FROM OPERATIONS:
Net investment loss                                                                      $    (104,452)   $    (14,131)
Net realized gain on investments, futures contracts and foreign currency transactions       (4,050,335)        381,443
Change in net unrealized gain on investments and foreign currency transactions              (5,241,025)      2,029,032
                                                                                         -------------    ------------
  Net increase (decrease) in net assets resulting from operations                        $  (9,395,812)   $  2,396,344
                                                                                         -------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain
 Class I                                                                                 $    (380,527)              -
 Class II                                                                                       (2,990)              -
                                                                                         -------------    ------------
  Total distributions to shareholders                                                    $    (383,517)   $          -
                                                                                         -------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                         $  27,231,365    $  8,263,933
Reinvestment of distributions                                                                  383,516               -
Cost of shares repurchased                                                                 (12,249,884)     (1,114,326)
                                                                                         -------------    ------------
 Net decrease in net assets resulting from fund share                                    $  15,364,997    $  7,149,607
                                                                                         -------------    ------------
 Net increase (decrease) in net assets transaction                                       $   5,585,668    $  9,545,951
                                                                                         -------------    ------------
NET ASSETS:
Beginning of year                                                                            9,678,724         132,773
                                                                                         -------------    ------------
End of year (including accumulated net investment gain (loss) of $(4,126) and $64;       $  15,264,392    $  9,678,724
  respectively)                                                                          -------------    ------------



12  The accompanying notes are an integral part of these financial statements.

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of fifteen diversified and non-diversified separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

Diversified Portfolios:

   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio), Pioneer Europe VCT Portfolio (Europe Portfolio), Pioneer International Growth VCT Portfolio (International Growth Portfolio), Pioneer Mid-Cap Value VCT Portfolio (Mid-Cap Value Portfolio), Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio), Pioneer Fund VCT Portfolio (Fund Portfolio), Pioneer Equity-Income VCT Portfolio (Equity-Income Portfolio), Pioneer Balanced VCT Portfolio (Balanced Portfolio), Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio), Pioneer Swiss Franc Bond VCT Portfolio (Swiss Franc Bond Portfolio), Pioneer America Income VCT Portfolio (America Income Portfolio), Pioneer Money Market VCT Portfolio (Money Market Portfolio).

Non-diversified Portfolios:

   Pioneer Science & Technology VCT Portfolio (Science & Technology Portfolio), Pioneer Real Estate Growth VCT Portfolio (Real Estate Growth Portfolio), Pioneer High-Yield VCT Portfolio (High Yield Portfolio).

   The investment objective of Emerging Markets Portfolio is to seek long term growth of capital.

   The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest or income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   The Portfolio's investments in emerging markets or countries with limited or developing markets may subject the Portfolio to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Portfolio's investments and income generated by these investments, as well as the Portfolio's ability to repatriate such amounts. In addition, delays are common in registering transfers of securities in India, and the Portfolio may be unable to sell portfolio securities until the registration process is completed.

B. Foreign Currency Translation

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/00                               (continued)
--------------------------------------------------------------------------------

C. Forward Foreign Currency Contracts

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   As of December 31, 2000, the Portfolio had no outstanding settlement hedges. The Portfolio's gross forward foreign currency settlement contracts receivable and payable were $34,216 and $34,100, respectively, resulting in a net receivable of $116.

D. Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

   In addition to the requirements of the Internal Revenue Code, the Trust may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2000, the Portfolio paid $47,798 in such taxes.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of December 31, 2000, the Portfolio had no reserve related to capital gains taxes or taxes on the repatriation of foreign currencies.

   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. Portfolio Shares

   The Portfolio records sales and repurchases of its fund shares as of trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Repurchase Agreements

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Portfolio, and is a wholly owned subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Management fees are calculated daily at the annual rate of 1.15% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At December 31, 2000, $4,187 was payable to PIM related to management fees, administrative fees, and certain other services.

3. Transfer Agent

Pioneering Services Corporation (PSC), a wholly owned subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Trust at negotiated rates. Included in due to affiliates is $183 in distribution fees payable to PSC at December 31, 2000.

4. Distribution Plan

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the trust and an indirect subsidiary of UniCredito Italiano, a distribution fee of

 Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $1,128 in distribution fees payable to PFD at December 31, 2000.

5. Expense Offsets

The Trust has entered into certain expense offset arrangements resulting in a reduction in the Portfolio's total expenses. For the year ended December 31, 2000, the Portfolio's expenses were reduced by $2,828 under such arrangements.

6. Aggregate Unrealized Appreciation and Depreciation

At December 31, 2000, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
                   Unrealized        Unrealized             Net
  Tax Cost        Appreciation      Depreciation       Depreciation
-------------------------------------------------------------------------------
$ 18,481,266      $678,849          $(4,479,510)       $(3,801,021)
--------------------------------------------------------------------------------

7. Portfolio Transactions

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the year ended December 31, 2000 were $40,382,517 and $25,298,771, respectively.

8. Capital Shares

At December 31, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

-----------------------------------------------------------------------------------------------
 Class I:                         '00 Shares       '00 Amount       '99 Shares        '99 Amount
 Shares sold                        992,499        $20,551,085        590,026         $8,263,933
 Reinvestment of distributions       22,347            380,527              -                  -
 Shares repurchased                (750,582)       (12,229,682)       (86,499)        (1,114,326)
                                   --------       ------------        -------         ----------
 Net increase                       264,264        $ 8,701,930        503,527         $7,149,607
                                   --------       ------------        -------         ----------
 Class II:
 Shares sold                        482,908        $ 6,680,280
 Reinvestment of distributions          177              2,989
 Shares repurchased                  (1,564)           (20,202)
                                   --------       ------------
 Net increase                       481,521       $  6,663,067
                                   --------       ------------
-----------------------------------------------------------------------------------------------

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareowners and the Board of Trustees of Pioneer Variable Contracts
Trust:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Emerging Markets VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 2000, and the related statement of operations, the statement of changes in net assets and the Class II financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pioneer Emerging Markets VCT Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets, and the Class II financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.


ARTHUR ANDERSEN LLP



Boston, Massachusetts
February 9, 2001

Pioneer Variable Contracts Trust
--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------

On September 11, 2000, Pioneer Variable Contracts Trust held a special meeting of shareowners to approve a new management contract between the portfolios and Pioneer Investment Management, Inc., the portfolios' investment adviser. Shareowners also voted to elect trustees. Both proposals passed by shareowner vote. The new management contract took effect when UniCredito Italiano S.p.A. completed its acquisition of The Pioneer Group, Inc. on October 24, 2000. Here are the detailed results of the votes.

Pioneer Emerging Markets VCT Portfolio

Proposal 1 - To approve a new management contract.

 Affirmative              Against           Abstain
------------              -------           -------
1,057,003.895            41,321.777        28,660.266

Proposal 2 - To elect trustees.

Nominee                   Affirmative         Withheld
-------                   -----------         --------
M.K. Bush                1,089,347.312       37,638.626
J.F. Cogan, Jr.          1,089,117.795       37,868.143
Dr. R. H. Egdahl         1,089,347.312       37,638.626
M.B.W. Graham            1,089,347.312       37,638.626
M.A. Piret               1,089,347.312       37,638.6260
D.D. Tripple             1,088,262.816       38,723.122
S.K. West                1,088,492.334       38,493.604
J. Winthrop              1,088,492.334       38,493.604

[PIONEER Investments(R) LOGO]

Pioneer Variable
Contracts Trust

Officers

John F. Cogan, Jr., President
David D. Tripple, Executive Vice President
Vincent Nave, Treasurer
Joseph P. Barri, Secretary

Trustees

John F. Cogan, Jr., Chairman
Richard H. Egdahl, M.D.
Marguerite A. Piret
David D. Tripple
Stephen K. West
Mary K. Bush
Margaret B.W. Graham
Stephen K. West
John Winthrop

Investment Adviser

Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Legal Counsel

Hale and Dorr LLP

Independent Public Accountants

Arthur Andersen LLP

This report must be preceded or accompanied by a prospectus, which includes more information about charges and expenses. Please read the prospectus carefully before you invest or send money.


                                                                    9670-00-0201